Note 8 - Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
December 31, 2015
Stock options outstanding	3,463,600
Shares available for grant under equity incentive plan	5,722,264
Common shares issuable upon conversion of notes payable	2,466,667
Common shares issuable under common stock purchase warrants	2,550,000
Total	14,202,531